Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 88,162	$ 61,031
Change in deemed distributions of participant loans	(2)	12
Net income per the Form 5500	$ 88,160	$ 61,043